SHARE-BASED COMPENSATION PLANS (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 08, 2016 Individual shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 Employee $ / shares shares
Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees to whom restricted common shares were allocated | Employee				10
Total compensation cost for the period | $		$ 0.3	$ 0.3
Restricted shares -Employees [Roll Forward]
Granted during the year (in shares)				33,000
Amended and Restated 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional restricted shares issued to management and members of the board of directors (in shares)	137,665
Individuals In Management and Board Participating In Incentive Plan | Individual	30
Employees [Member]
Restricted shares -Employees [Roll Forward]
Non-vested at beginning of period (in shares)			33,000
Granted during the year (in shares)			137,665
Vested during the year (in shares)			0
Forfeited during the year (in shares)			0
Non-vested at end of period (in shares)			170,665	33,000
Weighted-average grant-date fair value - Employees [Abstract]
Non-vested at beginning of period (in dollars per share) | $ / shares			$ 9.84
Granted during the year (in dollars per share) | $ / shares			14.65
Vested during the year (in dollars per share) | $ / shares			0
Forfeited during the year (in dollars per share) | $ / shares			0
Non-vested at end of period (in dollars per share) | $ / shares			$ 13.72	$ 9.84